Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000086650
Account Value [Line Items]
Line Graph and Table Measure Name	Sands Capital Global Growth Fund, Institutional Class Shares
C000086651
Account Value [Line Items]
Line Graph and Table Measure Name	Sands Capital Global Growth Fund, Investor Class Shares
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 1,000,000	$ 2,380,757	$ 1,792,863	$ 1,622,472	$ 2,027,009	$ 1,476,579	$ 1,407,770	$ 1,250,335	$ 1,256,841	$ 1,020,139	$ 999,666
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 100,000	$ 238,076	$ 179,286	$ 162,247	$ 202,701	$ 147,658	$ 140,777	$ 125,033	$ 125,684	$ 102,014	$ 99,967